Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071-3106

March 2, 2012

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Stonebridge Funds Trust

(File Nos. 002-12893 and 811-00749)

Ladies and Gentlemen:

On behalf of Stonebridge Funds Trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), that the form of Prospectus and the Statement of Additional Information relating to the Stonebridge Small-Cap Growth Fund and the Stonebridge Institutional Small-Cap Growth Fund that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act upon the effectiveness of Post-Effective Amendment No. 79 to the Trust’s registration statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on February 28, 2012, is the most recent amendment to the Trust’s registration statement.

Please call Joshua Sterling at (202) 373-6556 or the undersigned at (213) 680-6646 with any comments or questions relating to the filing.

Sincerely,

/s/ Michael Glazer

Michael Glazer